SUPPLEMENTARY FINANCIAL INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other current assets:
Prepaid expenses	$ 39	$ 109
Restricted deposits	37	21
Other	97	90
Other current assets	$ 173	$ 220